File No. 333-________

As filed on August 29, 2003

                                                U.S. SECURITIES AND EXCHANGE COMMISSION

                                                         Washington, DC 20549

                                                               FORM N-14
                                      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                                     Pre-Effective Amendment No. 1
                                                   Post-Effective Amendment No. |_|
                                                   (Check appropriate box or boxes)

                                                 American Skandia Advisor Funds, INC.

                                          (Exact Name of Registrant as Specified in Charter)

                                                            (203) 926-1888
                                                   (Area Code and Telephone Number)

                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Address of Principal Executive Offices:
                                                (Number, Street, City, State, Zip Code)

                                                       Edward P. Macdonald, Esq.
                                          Assistant Secretary, American Skandia Advisor Funds
                                                          One Corporate Drive
                                                           Shelton, CT 06484
                                                Name and Address of Agent for Service:
                                             (Number and Street) (City) (State) (Zip Code)

                                                              Copies to:

                                                       Robert K. Fulton, Esquire
                                                 Stradley, Ronon, Stevens & Young, LLP
                                                       2600 One Commerce Square
                                                      Philadelphia, PA 19103-7098

                                       Approximate Date of Proposed Public Offering: As soon as
                                    practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Alliance Growth and Income Fund of American
Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as
amended.

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                    ASAF DeAM LARGE-CAP VALUE FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                       IMPORTANT PROXY MATERIALS
                                                            PLEASE VOTE NOW

Dear Shareholder:                                                      September     ,2003

I am writing  to ask you to vote on an  important  proposal  whereby  the assets of the ASAF DeAM Large Cap Value Fund (the  "Large-Cap
Value  Fund")  would be acquired by the ASAF  Alliance  Growth and Income Fund (the  "Growth  and Income  Fund" and  together  with the
Large-Cap  Value Fund,  the  "Funds").  The proposed  acquisition  is referred to as a merger.  The Funds are each a series of American
Skandia  Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the Large-Cap  Value Fund is scheduled for November 21, 2003. Only shareholders  of the Large-Cap  Value Fund will vote on the  acquisition of the Large-Cap  Value Fund's assets by the Growth and Income
Fund.

This package contains  information about the proposal and includes  materials you will need to vote. The Board of Directors of ASAF has reviewed the proposal  and  recommended  that it be presented to  shareholders  of the  Large-Cap  Value Fund for their  consideration.
Although the Directors have determined that the proposal is in the best interests of shareholders, the final decision is up to you.

If approved,  the proposed merger would give you the opportunity to participate in a larger fund with similar investment  policies.  In addition,  shareholders  are expected to realize a reduction in the gross annual  operating  expenses  paid on their  investment in the combined  fund.  The  accompanying  proxy  statement and prospectus  includes a detailed  description of the proposal.  Please read the enclosed  materials  carefully  and cast your  vote.  Remember,  your vote is  extremely  important,  no matter how large or small your holdings.  By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before  mailing it in the enclosed  postage paid  envelope.  Votes must be received prior to November 21, 2003.

o By Internet.  Have your proxy card  available.  Go to the web site:  [www.proxyvote.com].  Enter your  12-digit  control  number from your proxy card.  Follow the instructions found on the web site.  Votes must be entered prior to [4 p.m. on November 20, 2003].

o By Telephone.  Call  [(800) 690-6903]  toll free.  Enter your 12-digit  control number from your proxy card.  Follow the instructions given.  Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions  before you vote,  please call us at  ________________.  We are glad to help you  understand the proposal and assist you in voting. Thank you for your participation.

Judy Rice

President

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                    ASAF DeAM LARGE-CAP VALUE FUND
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                               NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special  Meeting of Shareholders  (the Meeting) of the ASAF Large-Cap  Value Fund (the  "Large-Cap  Value
Fund") will be held at 100 Mulberry  Street,  Gateway  Center Three,  14th Floor,  Newark,  New Jersey 07102,  on November 21, 2003, at
11:00 a.m. Eastern Standard Time, for the following purposes:

1. For  shareholders  of the Large-Cap  Value Fund, to approve or disapprove a Plan of  Reorganization  under which the Large-Cap Value
Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF Alliance Growth and Income Fund (the
"Growth and Income Fund").  In connection with this proposed  transfer,  each whole and fractional share of each class of the Large-Cap
Value Fund  shall be  exchanged  for whole and  fractional  shares of equal net asset  value of the same class of the Growth and Income
Fund and outstanding shares of the Large-Cap Value Fund will be cancelled.

2. To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of  Directors  of American  Skandia  Advisor  Funds,  Inc.,  on behalf of the  Large-Cap  Value Fund,  has fixed the close of business on  September  19,  2003 as the record  date for the  determination  of the  shareholders  of the  Large-Cap  Value  Fund,  as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                                      prospectus/proxy statement
                                                           TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         Investment objectives and policies of the Funds...................................................
         Risks of investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Distribution Plan.................................................................................
         Valuation.........................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Performance.......................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the Growth and Income Fund shares..............................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Alliance Growth and Income Fund
         and the ASAF DeAM Large-Cap Value Fund dated March 1, 2003 ....................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders dated
         October 31, 2002 ..............................................................................(enclosed)

                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                          One Corporate Drive
                                                             P.O. Box 883
                                                      Shelton, Connecticut 06484

                                                      PROSPECTUS/PROXY STATEMENT
                                                       Dated September __, 2003

                                    Acquisition of the Assets of the ASAF DeAM Large-Cap Value Fund

                               By and in exchange for shares of the ASAF Alliance Growth and Income Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special  Meeting (the "Meeting") of shareholders  the ASAF
DeAM Large-Cap Value Fund (the "Large-Cap  Value Fund") of American Skandia Advisor Funds,  Inc. (the "Company")  called by the Company to approve or  disapprove a Plan of  Reorganization  (the "Plan").  If  shareholders  of the  Large-Cap  Value Fund vote to approve the
Plan,  you will  receive  shares of the ASAF  Alliance  Growth and Income Fund (the  "Growth and Income  Fund" and,  together  with the
Large-Cap  Value Fund, the "Funds") of the Company equal in value to your  investment in shares of the Large-Cap Value Fund as provided in the Plan and described at greater length below.  The Large-Cap Value Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry Street,  Gateway Center Three, 14th Floor,  Newark,  New Jersey 07102 on November 21,
2003 at 11:00 a.m.  Eastern time.  The Board of Directors of the Company is soliciting  these proxies on behalf of the Large-Cap  Value
Fund.  This Prospectus/Proxy Statement will first be sent to shareholders on or about __________, 2003.

         The  investment  objective of the Growth and Income Fund is to seek long term capital  growth and income while the  investment objective  of  the  Large-Cap  Value  Fund  is  to  seek  maximum  capital  growth.  However,  both  Funds  will  invest  primarily  in large-capitalization value equity securities.

         This Prospectus/Proxy  Statement gives the information about the proposed  reorganization and issuance of shares of the Growth and Income Fund that you should know before  investing.  You should retain it for future  reference.  Additional  information about the
Growth and Income Fund and the proposed  reorganization  has been filed with the Securities and Exchange  Commission ("SEC") and can be
found in the following documents:

|_|      The Prospectus for the Funds dated March 1, 2003 is enclosed with and considered a part of this Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI) relating to this  Prospectus/Proxy  Statement dated March 1, 2003 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         You may request a free copy of the SAI relating to this  Prospectus/Proxy  Statement or other documents related to the Company without charge by calling 1-800-752-6342 or by writing to the Company at the above address.

         The SEC has not approved or  disapproved  these  securities  or passed upon the adequacy of this  Prospectus/Proxy  Statement.
Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed by, any bank,  and are not insured by the
Federal Deposit Insurance  Corporation or any other U.S.  government  agency.  Mutual fund shares involve  investment risks,  including the possible loss of principal.

SUMMARY

         This is only a summary  of  certain  information  contained  in this  Prospectus/Proxy  Statement.  You  should  read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider  and approve a Plan of  Reorganization  that will have the effect of combining  the  Large-Cap
Value Fund and the Growth and Income Fund of the Company  into a single  Fund.  If  shareholders  of the  Large-Cap  Value Fund vote to approve the Plan,  the assets of the  Large-Cap  Value Fund will be  transferred  to the Growth and Income Fund in exchange  for a then equal value of shares of the Growth and Income Fund.  Shareholders  will have their shares of the  Large-Cap  Value Fund  exchanged for the Growth and Income  Fund  shares of equal  dollar  value  based upon the values of the shares at the time the  Large-Cap  Value Fund assets are  transferred  to the Growth and Income  Fund.  The  Large-Cap  Value Fund will be  liquidated  and  dissolved.  The proposed reorganization  is referred to in this  Prospectus/Proxy  Statement  as the  "Transaction."  As a result of the  Transaction,  you will cease to be a shareholder of the Large-Cap Value Fund and will become a shareholder of the Growth and Income Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the Company has determined that the  Transaction  is in the best  interests of the  shareholders  of the Large-Cap  Value Fund and the Growth and Income Fund, and
also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors  of the Company,  on behalf of both the  Large-Cap  Value Fund and the Growth and Income Fund,  has approved the
Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the Large-Cap  Value Fund at the close of business on September  19, 2003 (the "Record  Date")
will be  entitled  to vote at the  Meeting,  and will be  entitled  to one vote for each  full  share  and a  fractional  vote for each fractional  share that they hold.  The  affirmative  vote of the holders of a majority of the total  number of shares of the  Large-Cap
Value Fund outstanding and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the enclosed  ballot  (the  "proxy  card") or over the  Internet  or by phone.  If you vote by any of these  methods,  your  votes  will be officially cast at the Meeting by persons appointed as proxies.

         You can revoke or change  your  voting  instructions  at any time  until the vote is taken at the  Meeting.  For more  details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This  section  describes  the  investment  policies  of the  Large-Cap  Value  Fund and the  Growth  and  Income  Fund and the
differences  between them. For a complete  description  of the investment  policies and risks of the Growth and Income Fund, you should read the Prospectus for the Funds that is enclosed with this Prospectus/Proxy Statement.

         The  investment  objectives of the Funds are  comparable.  The  investment  objective of the  Large-Cap  Value Fund is maximum capital  growth and the  investment  objective  of the Growth and Income Fund is long term capital  growth and income.  Both Funds will invest primarily in equity securities of large-capitalization value companies.

         The  Large-Cap  Value  Fund  will  invest,  under  normal  circumstances,  at least  80% of the  value of its  assets in large capitalization  companies.  The Fund pursues its  investment  objective by normally  investing  primarily in the equity  securities  of large sized companies  included in the Russell 1000 Value Index.  Equity  securities  include common stocks and securities  convertible into or exchangeable for common stocks,  including  warrants and rights.  The Fund's  sub-advisor  employs an investment  strategy that seeks to maintain a portfolio of equity  securities  which  approximates  the market risk of those stocks  included in the Russell 1000
Value Index,  but which  outperforms  the Russell 1000 Value Index through  active stock  selection.  The Russell 1000 Value Index is a market  capitalization  index that measures the performance of large,  established  companies trading at discounts to their fair value.
As of December 31, 2002,  the average market  capitalization  of the companies in the Russell 1000 Value Index was  approximately  $7.9 billion and the median market  capitalization was approximately  $2.6 billion.  For purposes of the Fund, the strategy of attempting to correlate a stock portfolio's  market risk with that of a particular index, in this case the Russell 1000 Value Index,  while improving upon the return of the same index  through  active  stock  selection,  is called a "managed  alpha"  strategy.  The Fund's  sub-advisor considers a number of factors in determining  whether to invest in a value stock,  including earnings growth rate,  analysts' estimates of future  earnings and  industry-relative  price  multiples.  Other  factors are net income  growth versus cash flow growth as well as earnings and price momentum.  In the selection of investments,  long-term  capital  appreciation  will take precedence over short range market fluctuations.  However, the Fund may occasionally make investments for short-term capital appreciation.

         The Growth and Income Fund  normally  will invest in common  stocks  (and  securities  convertible  into common  stocks).  The
Fund's sub-advisor will take a value-oriented  approach,  in that it will try to keep the Fund's assets invested in securities that are selling  at  reasonable  valuations  in  relation  to their  fundamental  business  prospects.  In doing so,  the Fund may  forgo  some opportunities  for gains when,  in the judgment of the Fund's  sub-advisor,  they are too risky.  In seeking to achieve its  objective, the Fund invests  primarily in the equity  securities of U.S.  companies  that the Fund's  sub-advisor  believes are  undervalued.  The
Fund's sub-advisor  believes that, over time, stock prices (of companies in which the Fund invests) will come to reflect the companies'
intrinsic  economic values.  The Fund's  sub-advisor uses a disciplined  investment  process to evaluate the companies in its extensive research  universe.  Through  this  process,  the Fund's  sub-advisor  seeks to identify  the stocks of  companies  that offer the best combination of value and potential for price appreciation.

         Diversification

         Both Funds are diversified  funds.  This means that,  with respect to 75% of the value of each Fund's total assets,  each Fund invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities,  securities of other investment companies and "other  securities."  The "other  securities" are subject to the requirement that not more than 5% of total assets of the
Fund will be  invested  in the  securities  of a single  issuer  and that the Fund will not hold more than 10% of any  single  issuer's outstanding voting securities.
         The Funds may not  purchase  the  securities  of any issuer if, as a result,  a Fund  would fail to be a  diversified  company within the  meaning  of the  Investment  Company  Act of 1940,  as amended  ("Investment  Company  Act") and the rules and  regulations promulgated thereunder.

         Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets  except as permitted  under the  Investment  Company
Act, the rules and regulations  promulgated thereunder,  or under any exemptive order, SEC release,  no-action letter or similar relief or interpretations.
         Lending

         Both Funds may lend assets to brokers,  dealers  and  financial  institutions.  Both Funds may make loans,  including  through loans of assets of the Fund,  repurchase  agreements,  trade claims,  loan participations or similar  investments,  as permitted by the
Investment  Company Act. For purposes of this  limitation and  consistent  with the Fund's  investment  objective,  the  acquisition of bonds,  debentures,  other debt securities or instruments,  or  participations or other interests therein and investments in government obligations,  commercial paper,  certificates of deposit,  bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.
         Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase  agreements with maturities longer than seven days. Both Funds may hold up to 15% of its net assets in illiquid securities.
         Temporary Defensive Investments

         Although each Fund normally invest assets  according to its investment  strategy,  there are times when a Fund may temporarily invest up to 100% of its assets in money market instruments in response to adverse market, economic or political conditions.
         For more information about the risks and restrictions  associated with these policies,  see the Funds'  Prospectus,  and for a more detailed discussion of the Funds' investments,  see the Statements of Additional  Information,  all of which are incorporated into this Proxy Statement by reference.
         Derivative Strategies

         Both Funds may use  derivative  strategies  to try to improve the Fund's  returns or hedging  techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward contracts,  options on futures and swaps, involve costs and can be volatile. With derivatives,  the Fund's sub-advisor is trying to predict whether the underlying investment-- a security,  market index,  currency,  interest  rate or some  other  asset,  rate or index--  will go up or down at some  future  date.  Each Fund may use derivatives  to try to reduce risk or to increase  return,  taking into  account the Fund's  overall  investment  objective.  The Funds cannot  guarantee  these  derivative  strategies  will work,  that the  instruments  necessary to implement  these  strategies  will be available or that the Funds will not lose money.
         Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.
         Federal Income Tax

         Each Fund is treated as a separate  entity for federal  income tax  purposes.  Each Fund has  qualified and elected or intends to qualify and elect to be treated as a "regulated  investment  company"  under  Subchapter M of the Internal  Revenue Code of 1986, as
amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among other  things,  (a) derive at least 90% of its gross  income from  dividends,  interest,  payments  with  respect to loans of stock and securities,  gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from  options,  futures,  and forward  contracts)  derived  with  respect to its  business of investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable year,  (i) at least
50% of the value of the Fund's total assets is  represented  by cash,  cash items,  U.S.  Government  securities,  securities  of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater than 5% of the
Fund's total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.  Government  securities or securities of other  regulated investment  companies).  As a regulated  investment  company,  a Fund (as opposed to its  shareholders)  will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net  investment  income and  realized  net  short-term  capital  gain in excess of net  long-term  capital loss for the taxable year is distributed in accordance with the Code's timing requirements

         The  Transaction  may entail  various  tax  consequences  which are  discussed  under the  caption  "Tax  Consequences  of the
Transaction."

Risks of investing in the Funds

         Like all  investments,  an investment in either Fund involves  risk.  There is no assurance that either of the Funds will meet its investment  objective.  As with any fund investing  primarily in equity securities,  the value of the securities held by a Fund may decline.  Stocks can decline for many reasons,  including  reasons  related to the  particular  company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital growth fund is subject  depends in part on the size of the companies in which the particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger companies,  in part because they may have limited  product  lines,  market or financial  resources.  Because the Growth and Income Fund and the Large-Cap Value Fund will invest  primarily in  large-capitalization  companies,  the Funds should be less prone to such abrupt and erratic price  movements.  In addition,  value stocks are believed to be selling at prices lower than what they are actually worth, while growth stocks are those of companies  that are expected to grow at  above-average  rates.  A fund  investing  primarily in growth stocks  will tend to be subject to more risk than a value  fund,  such as the Growth and  Income  Fund and the  Large-Cap  Value  Fund,
although this will not always be the case.

Management of the Company and the Funds

         American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,  and Prudential Investments
LLC ("PI"),  Gateway Center Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers  (each an "Investment  Manager" and together  the  "Investment  Managers")  pursuant to an  investment  management  agreement  with the Company on behalf of each Fund (the
"Management  Agreement").  Under the  Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight of ASISI's investment  management  responsibilities  with respect to the Company.  Pursuant to the Management  Agreement,  the Investment Managers
will jointly  administer  each Fund's  business  affairs and  supervise  each Fund's  investments.  Subject to approval by the Board of
Directors,  the Investment  Managers may select and employ one or more  sub-advisors  for a Fund, who will have primary  responsibility for  determining  what  investments  the Fund will purchase,  retain and sell.  Also subject to the approval of the Board of Directors, the Investment  Managers may reallocate a Fund's assets among  sub-advisors  including (to the extent legally  permissible)  affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption from the SEC that permits an Investment  Manager to change  sub-advisors  for a Fund and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes. Any such sub-advisor change would continue to be subject to approval by the Board of Directors of the Company.  This  exemption  (which is similar to exemptions  granted to other  investment  companies  that are  operated  in a similar  manner as the  Company)  is intended  to  facilitate  the  efficient supervision and management of the sub-advisors by the Investment Managers and the Directors of the Company.

         The Investment  Managers  currently  engage the following  sub-advisors  to manage the  investments of each Fund in accordance with the Fund's investment objective,  policies and limitations and any investment  guidelines  established by the Investment Managers.
Each sub-advisor is responsible,  subject to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Alliance Capital Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas,  New York, NY 10105, serves as sub-advisor for the Growth and Income Fund.  Alliance is a leading global  investment  adviser  supervising  client accounts with assets as of December
31, 2002 totaling more than $386  billion.  Paul Rissman and Frank Caruso have been  primarily  responsible  for the  management of the
Growth and Income Fund since  Alliance  became the Fund's  sub-advisor  in May 2000. Mr. Rissman has been Senior Vice President of ACMC since 1994 and has been  associated  with Alliance since 1989.  Mr. Caruso is a Senior Vice  President of ACMC and has been  associated with Alliance since 1994.

         Deutsche Asset Management,  Inc. ("DAMI"),  345 Park Avenue, New York, New York 10154, serves as sub-advisor for the Large-Cap
Value Fund.  DAMI was founded in 1838 as Morgan  Grenfell Inc. and has provided  asset  management  services since 1953. As of December
31, 2002, as part of Deutsche Asset Management group ("DeAM"),  DAMI managed  approximately $90.3.7 billion of DeAM's $389.3 billion in assets.  David Koziol and Michael  Patchen are the  co-portfolio  managers for the Large-Cap Value Fund. They have been involved in the management  of the  Large-Cap  Value  Fund  since  the Fund  commenced  operations.  Mr.  Koziol,  CFA,  Director  and  Head of  Global
Quantitative Equities,  joined DAMI in 2001 as Head of Global Quantitative Equity Research and International  Portfolio Manager after 6 years of experience as a Principal in the Advanced  Strategies  and Research  Group at Barclays  Global  Investors,  where he developed quantitative  equity  fixed  income and hedge fund  products,  and as an  investment  banker at Salomon  Brothers.  Mr.  Patchen,  Vice
President and Head of Global  Quantitative  Equity  Portfolio  Management,  is  responsible  for managing a variety of global  mandates covering both  traditional  accounts and a  market-neutral  hedge fund.  Mr.  Patchen joined DAMI in 2000 with four years of experience managing global  quantitative  mandates  including hedge funds and separate accounts at AQR Capital  Management and Goldman Sachs Asset
Management.

         The Funds have  comparable  fee  arrangements.  Under the Management  Agreement with respect to the Large-Cap  Value Fund, the
Fund is obligated to pay ASISI an annual  investment  management fee equal to 0.90% of its average daily net assets.  Similarly,  under the  Management  Agreement  with  respect to the  Growth  and Income  Fund,  the Fund is  obligated  to pay ASISI an annual  investment management  fee equal to 1.00% of its average  daily net  assets.  ASISI pays DAMI and  Alliance a  sub-advisory  fee for  sub-advisory services  for the  Large-Cap  Value Fund and the  Growth  and Income  Fund,  respectively.  ASISI  pays these  sub-advisory  fees at no additional  costs to the Funds.  Under the current  sub-advisory  agreement  for the  Large-Cap  Value Fund,  ASISI pays DAMI an annual sub-advisory  fee equal to the following  percentages  of the combined  average daily net assets of the Fund and the series of American
Skandia  Trust managed by DAMI and similar to the Fund:  0.20%of the portion of the combined  average daily net assets not in excess of
$500  million;  plus 0.15% of the portion over $500 million but not in excess of $1 billion;  plus 0.10% of the portion in excess of $1 billion.  Under the  sub-advisory  agreement for the Growth and Income Fund,  ASISI pays Alliance an annual  sub-advisory  fee equal to the following  percentages  of the combined  average  daily net assets of the Fund and the series of American  Skandia Trust managed by
Alliance  and similar to the Fund:  0.30% of the portion of the  combined  average  daily net assets not in excess of $1 billion;  plus
..25% of the portion over $1 billion but not in excess of $1.5 billion; plus 0.20% of the portion in excess of $1.5 billion.

         Because the Investment  Management fee rates  currently paid to ASISI by the Large-Cap  Value Fund are less than the fee rates paid by the Growth and Income Fund,  former  shareholders of the Large-Cap Value Fund would pay a higher  investment  advisory fee rate after  becoming  shareholders  of the  Growth  and  Income  Fund upon  completion  of the  Transaction.  However,  the total net annual operating expenses for each Fund are identical and would remain the same for the combined fund if the merger is approved.

Distribution Plan

         The  Company  adopted  a  Distribution  and  Service  Plan  (commonly  known as a "12b-1  Plan")  for each  class of shares to compensate the Funds'  distributor  for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the
Distribution  and  Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the  Fund's  average  daily net  assets attributable  to Class A shares.  Under the Plans for  Class B, X and C  shares,  each Fund pays the  distributor  1.00% of the  Fund's average  daily net assets  attributable  to the relevant  Class of shares.  Because  these fees are paid out of the Funds' assets on an ongoing  basis,  these fees may,  over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor uses  distribution and service fees received under each 12b-1 Plan to compensate  qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts

Valuation

         The net asset  value  ("NAV")  per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which  is  normally  4:00  p.m.  Eastern  Time) on each  business  day by  dividing  the value of the  Fund's  total  assets attributable to a class,  less any  liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market  quotations.  However,  in certain  circumstances  where market  quotations are not readily available or where market quotations for a particular  security or asset are believed to be incorrect,  securities and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for each Fund are  identical.  The  offering  price is the NAV plus any  initial  sales  charge  that applies.  Class A shares are sold at NAV plus an initial  sales charge that varies  depending on the amount of your  investment.  Class
B shares are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred sales charge ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the  offering  price.  If Class C shares are  redeemed  within 12 months of the first business day of calendar month of their purchase,  a CDSC of 1.0% will be deducted from the redemption  proceeds.  Class X shares are sold at NAV per share  without an initial  sales  charge.  In addition,  investors  purchasing  Class X shares will  receive,  as a
bonus, additional shares having a value equal to 2.50% of the amount invested.          Although  Class X shares  are sold  without  an
initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase,  a CDSC will be deducted from the  redemption proceeds.  Refer to the Funds' Prospectus for more information regarding how to purchase shares.

         The  redemption  policies for each Fund are identical.  Your shares will be sold at the next NAV  determined  after your order to sell is received,  less any  applicable  CDSC imposed.  Refer to the Funds'  Prospectus for more  information  regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other  Funds at NAV per share at the time of  exchange.
Exchanges  of shares  involve a  redemption  of the shares of the Fund you own and a purchase  of shares of  another  Fund.  Shares are normally  redeemed and  purchased  in the exchange  transaction  on the business day on which the Transfer  Agent  receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income  and  capital  gains to  shareholder  each  year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following  table  describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Growth and Income Fund after the Transaction.

         Class A Shares

                                                                           Growth and      Growth and Income Fund
                                                      Large-Cap Value      Income Fund       After Transaction
                                                        Fund Class A         Class A              Class A
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  5.75%             5.75%                5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                      None1             None1                None1
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

   Management Fees................................             0.90%              1.00%               1.00%
   Estimated Distribution (12b-1) Fees............             0.50%              0.50%               0.50%
   Other Expenses.................................            23.85%              0.63%               0.64%
   Advisory Fee Waivers and Expense Reimbursement            (23.60)%            (0.48)%             (0.49)%
   Total Annual Fund Operating Expenses...........             1.65%              1.65%               1.65%

Class B Shares

                                                                           Growth and      Growth and Income Fund
                                                      Large-Cap Value      Income Fund       After Transaction
                                                        Fund Class B         Class B              Class B
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)
       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
   Other Expenses.................................              23.85%              0.63%                0.64%
   Advisory Fee Waivers and Expense Reimbursement              (23.60)%            (0.48)%              (0.49)%
       Total Annual Fund Operating Expenses.......               2.15%              2.15%                2.15%

         Class C Shares

                                                                           Growth and      Growth and Income Fund
                                                      Large-Cap Value      Income Fund       After Transaction
                                                        Fund Class C         Class C              Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  1.00%             1.00%                1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     1.00%3             1.00%3               1.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          0.90%               1.00%               1.00%
       Estimated Distribution (12b-1) Fees........          1.00%               1.00%               1.00%
       Other Expenses.............................          23.85%              0.63%               0.64%
       Advisory Fee Waivers and Expense                    (23.60)%            (0.48)%             (0.49)%
         Reimbursement
       Total Annual Fund Operating Expenses.......          2.15%               2.15%               2.15%

         Class X Shares

                                                                           Growth and      Growth and Income Fund
                                                      Large-Cap Value      Income Fund       After Transaction
                                                        Fund Class X         Class X              Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)                  None               None                 None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                     6.00%3             6.00%3               6.00%3
   Redemption Fee.................................          None2             None2                None2
   Exchange Fee...................................          None               None                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               0.90%              1.00%                1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%                1.00%
       Other Expenses.............................              23.85%              0.63%                0.64%
       Advisory Fee Waivers and Expense Reimbursement          (23.60)%            (0.48)%              (0.49)%
       Total Annual Fund Operating Expenses.......               2.15%              2.15%                2.15%

1. Under  certain  circumstances,  purchases  of Class A shares not  subject to an initial  sales  charge  (load)  will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of redemption  proceeds.  For an additional  discussion of wire  redemptions,  see this
Prospectus under "How to Redeem Shares."

3. If you  purchase  Class B or X shares,  you do not pay an initial  sales  charge but you may pay a CDSC if you redeem some or all of your shares  before the end of the  seventh (in the case of Class B shares) or eighth (in the case of Class X shares)  year after which you  purchased  such  shares.  The CDSC is 6%,  5%,  4%, 3%, 2%, 2% and 1% for  redemptions  of Class B shares  occurring  in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for  redemptions of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these periods.  If you purchase  Class C shares,  you may pay an initial sales charge of 1% and you may incur a CDSC if you  redeem  some or all of your  Class C shares  within  12 months of the  calendar  month of purchase.  For a discussion of the Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples  are  intended to help you compare the cost of investing in each Fund with the cost of investing in other  mutual  funds,  and the cost of  investing  in the Growth and Income  Fund after the  Transaction.  They  assume that you invest
$10,000,  that you receive a 5% return each year, and that the Funds' total operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 733           4,707           7,234           10,225
Growth and Income Fund                               733           1,160           1,612             2,860
Growth and Income Fund                               733           1,162           1,616             2,869
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 818           4,873           7,345           10,235
Growth and Income Fund                               818           1,172           1,552             2,807
Growth and Income Fund                               818           1,174           1,556             2,816
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 416           4,528           7,174           10,244
Growth and Income Fund                               416             864           1,439             2,999
Growth and Income Fund                               416             866           1,443             3,008
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 824           4,985           7,624           10,503
Growth and Income Fund                               824           1,191           1,686             3,001
Growth and Income Fund                               824           1,193           1,690             3,011
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above  assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 733           4,707           7,234           10,225
Growth and Income Fund                               733           1,160           1,612             2,860
Growth and Income Fund                               733           1,162           1,616             2,869
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 218           4,473           7,145           10,235
Growth and Income Fund                               218             772           1,352             2,807
Growth and Income Fund                               218             774           1,356             2,816
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 316           4,528           7,174           10,244
Growth and Income Fund                               316             864           1,439             2,999
Growth and Income Fund                               316             866           1,443             3,008
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Large-Cap Value Fund                                 224           4,585           7,324           10,503
Growth and Income Fund                               224             791           1,386             3,001
Growth and Income Fund                               224             793           1,390             3,011
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares of each  Fund for each full  calendar  year the Fund has been in operation.  The first table below each bar chart shows each such  Fund's  best and worst  quarters  during the periods  included in the bar chart.  The second  table  shows the  average  annual  total  returns  before  taxes for each Class of each Fund for 2002 and since inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information may help provide an indication of each Fund's risks by showing changes in performance  from year to year and by comparing the Fund's  performance  with that of a broad-based  securities  index.  The average annual figures reflect sales charges;
the other figures do not, and would be lower if they did. All figures  assume  reinvestment  of dividends.  Past  performance  does not necessarily indicate how a Fund will perform in the future.

Large-Cap Value Fund

No performance  information is included for those Funds that commenced  operations  after January,  2002 (the ASAF DeAM Large-Cap Value
Fund).

ASAF ALLIANCE GROWTH AND INCOME FUND*

13.94%
15.26%
5.41%
-1.14%
-24.31%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
1998
1999
2000
2001
2002

BEST QUARTER	Worst Quarter
Up 16.08%, 4th Quarter 1998	Down 18.67%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	**1 Year**	**5 Years (or since inception**)**	**10 Years**
Return Before Taxes	-28.69%	-0.48%	N/A
Return After Taxes on Distributions	-28.69%	-0.88%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-17.61%	-0.41%	N/A
Class B			
Return Before Taxes	-30.68%	-0.15%	N/A
Class C			
Return Before Taxes	-26.39%	-0.05%	N/A
Class X			
Return Before Taxes	-28.76%	-0.14%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-0.58%	N/A

*Prior to May 1, 2000, the ASAF Alliance Growth and Income Fund was known as the ASAF Lord Abbett Growth and Income Fund, and Lord, Abbett & Co. served as Sub-advisor to the Fund.

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

         The Directors,  including all of the Directors who are not "interested  persons" of the Company (the "Independent  Directors")
have unanimously  determined that the Transaction  would be in the best interests of the shareholders of Large-Cap Value and the Growth and Income Funds and that the  interests of the  shareholders  of Large-Cap  Value and the Growth and Income Funds would not be diluted as a result of the  Transaction.  At a meeting  held on July 25,  2003,  the Board  considered  a number of  factors  that it  believes benefits the shareholders of Large-Cap Value Fund, including the following:
o the compatibility of the Funds' investment objectives, policies and restrictions;
o the relative past and current  growth in assets and investment  performance  of the Funds and future  prospects for Growth and Income
Fund;
o the relative expense ratios of the Funds;
o the relative performance of each Fund;
o the tax consequences of the merger; and
o the  relative  size of the  Large-Cap  Value Fund and the lack of growth in the assets and the number of  shareholders  of  Large-Cap
Value Fund.
         At the July 25 meeting,  PI and ASISI  recommended the merger to the Board. In recommending  the merger,  PI and ASISI advised the Board that the Funds have  comparable  investment  objectives,  and similar styles and investment  policies and  restrictions.  The
Investment  Managers  advised the Board that the Large-Cap  Value Fund had difficulty  attracting  assets,  had never reached scale and that as of May 31, 2003 had assets of only  approximately  $1.4  million  while the Growth and Income Fund had assets of  approximately
$230 million,  and that the Large-Cap  Value Fund had  generally  under-performed  the Growth and Income Fund as well as other funds in its peer group.  The  Investment  Managers  also advised the Board that by merging the Funds,  shareholders  of the combined fund would enjoy a greater asset base over which  expenses  would be spread.  It was also noted that,  while the total net  operating  expenses of the Funds are identical,  the total gross operating  expenses (that is, without any waivers or  reimbursements)  of the Large-Cap Value
Fund are significantly  higher than the Growth and Income Fund, and that the total gross operating  expenses of the combined fund would be  significantly  lower than the current total gross operating  expenses of the Large-Cap Value Fund. The Board considered that if the merger is approved,  shareholders of Large-Cap  Value Fund,  regardless of the class of shares they own, would have identical total net annual  operating  expenses  and  significantly  lower  total gross  annual  operating  expenses  paid on their  investment,  while the shareholders of the Growth and Income Fund would have identical total net annual operating  expenses and very slightly  increased total gross annual operating expenses (.01%) if the merger is approved.
         The Board,  including a majority of the  Independent  Directors,  unanimously  concluded  that the  Transaction is in the best interests of the  shareholders  of the  Large-Cap  Value Fund and the Growth and Income Fund and that no dilution of value would result to the  shareholders of the Large-Cap Value Fund or the Growth and Income Fund from the Transaction.  Consequently,  the Board approved the Plan and recommended that shareholders of the Large-Cap Value Fund vote to approve the Transaction.

         For the reasons discussed above, the Board of Directors unanimously recommends that you vote For the Plan.

         If  shareholders  of the Large-Cap  Value Fund do not approve the Plan,  the Board will  consider  other  possible  courses of action for the Large-Cap Value Fund, including,  among others,  consolidation of the Large-Cap Value Fund with one or more Funds of the
Company other than the Growth and Income Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If shareholders of the Large-Cap  Value Fund approve the Plan, the  Transaction  will take place after various  conditions are satisfied by the Company on behalf of the Large-Cap  Value Fund and the Growth and Income Fund,  including the  preparation  of certain documents.  The Company will  determine a specific date for the actual  Transaction to take place.  This is called the "closing  date."
If the shareholders of the Large-Cap Value Fund do not approve the Plan, the Transaction will not take place.

         If the  shareholders  of the Large-Cap  Value Fund approve the Plan,  the Large-Cap  Value Fund will deliver to the Growth and
Income  Fund  substantially  all of its  assets on the  closing  date.  As a result,  shareholders  of the  Large-Cap  Value  Fund will beneficially  own shares of the Growth and Income Fund that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the Growth and Income Fund. The stock transfer  books of the Large-Cap  Value Fund will be permanently  closed on the closing date.  Requests to transfer or redeem assets  allocated to the Large-Cap  Value Fund may be submitted at any time before
4:00 p.m.  Eastern  standard  time on the closing  date;  requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and  abandon  the  Transaction  at any time before or, to the extent  permitted  by law,  after the  approval  by  shareholders  of the
Large-Cap Value Fund.

Expenses of the Transaction

         The  expenses  resulting  from  the  Transaction  will be paid by PI (or its  affiliates).  The  portfolio  securities  of the
Large-Cap  Value Fund will be  transferred  in-kind to the Growth and Income Fund prior to the  restructuring  of the  Large-Cap  Value
Fund's  investment  portfolio.  Accordingly,  the  Transaction  will  entail  little  or  no  expenses  in  connection  with  portfolio restructuring.

Tax Consequences of the Transaction

         The Transaction is intended to qualify for U.S.  federal income tax purposes as a tax-free  reorganization  under the Code. It is a condition to each Fund's  obligation to complete the Transaction  that the Funds will have received an opinion from Stradley Ronon
Stevens  & Young,  LLP, counsel to the Funds,  based upon  representations  made by Large-Cap Value Fund and Growth and Income Fund, and upon certain assumptions, substantially to the effect that:
1. The  acquisition by Growth and Income Fund of the assets of Large-Cap  Value Fund in exchange solely for voting shares of Growth and
Income  Fund and the  assumption  by Growth and Income  Fund of the  liabilities  of  Large-Cap  Value  Fund,  if any,  followed by the distribution of the Growth and Income Fund shares acquired by Large-Cap  Value Fund pro rata to their  shareholders,  will constitute a reorganization  within the meaning of  Section 368(a)(1)  of the Code, and Growth and Income Fund and Large-Cap Value Fund each will be
"a party to a reorganization" within the meaning of Section 368(b) of the Code;
2. The  shareholders  of  Large-Cap  Value Fund will not  recognize  gain or loss upon the exchange of all of their shares of Large-Cap
Value Fund solely for shares of Growth and Income Fund, as described above and in the Plan;
3. No gain or loss will be  recognized  by  Large-Cap  Value Fund upon the transfer of its assets to Growth and Income Fund in exchange solely for Class A,  Class B,  Class C,  and Class X shares of Growth and Income Fund and the  assumption  by Growth and Income Fund of the  liabilities  of Large-Cap  Value Fund,  if any. In addition,  no gain or loss will be  recognized by Growth and Income Fund on the distribution of such shares to the shareholders of Large-Cap Value Fund in liquidation of Large-Cap Value Fund;
4. No gain or loss will be  recognized  by Growth  and  Income  Fund upon the  acquisition  of the  assets of  Large-Cap  Value Fund in exchange solely for shares of Growth and Income Fund and the assumption of the liabilities of Large-Cap Value Fund, if any;
5. Growth and Income  Fund's  basis for the assets  acquired  from  Large-Cap  Value Fund will be the same as the basis of these assets when held by  Large-Cap  Value Fund  immediately  before the  transfer,  and the holding  period of such assets  acquired by Growth and
Income Fund will include the holding period of these assets when held by Large-Cap Value Fund;
6.  Large-Cap  Value  Fund's  shareholders'  basis for the shares of Growth and Income  Fund to be  received  by them  pursuant  to the reorganization will be the same as their basis in Large-Cap Value Fund shares exchanged; and
7. The holding  period of Growth and Income Fund shares to be received by the  shareholders  of  Large-Cap  Value Fund will include the holding period of their  Large-Cap  Value Fund shares  exchanged  provided such Large-Cap Value Fund shares were held as capital assets on the date of the exchange.
         Shareholders  of  Large-Cap  Value Fund should  consult  their tax  advisers  regarding  the tax  consequences  to them of the
Transaction  in light of their  individual  circumstances.  In  addition,  because the  foregoing  discussion  relates only to the U.S.
federal  income tax  consequences  of the  Transaction,  shareholders  also should  consult  their tax advisers as to state,  local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Growth and Income Fund shares.

         Shares of the Growth and Income Fund will be distributed to  shareholders  of the Large-Cap  Value Fund and will have the same legal  characteristics  as the shares of the  Growth and Income  Fund with  respect to such  matters as voting  rights,  assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth, as of April 30, 2003 the  capitalization  of shares of the Large-Cap Value Fund and the Growth and Income  Fund.  The table also shows the  projected  capitalization  of the Growth and Income Fund shares as adjusted to give effect to the proposed  Transaction.  The  capitalization  of the Growth and Income Fund is likely to be  different  when the  Transaction  is consummated.

         Class A

                                            Large-Cap Value    Growth and                            Growth and Income
                                                                                                     Fund Projected after
                                            Fund               Income Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................          201,860          47,500,447                                 47,702,307

Total shares outstanding...................           24,205           4,637,560          (4,492)*                4,657,273

Net asset value per share..................             8.34               10.24                                      10.24

         Class B

                                                                                                     Growth and Income
                                            Large-Cap Value    Growth and                            Fund Projected after
                                            Fund               Income Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................          594,711         101,549,415                                102,144,126

Total shares outstanding...................           71,514          10,098,525         (12,398)*               10,157,641

Net asset value per share..................             8.32               10.06                                      10.06

         Class C

                                                                                                     Growth and Income
                                            Large-Cap Value    Growth and                            Fund Projected after
                                            Fund               Income Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................          366,796          47,699,691                                 48,066,487

Total shares outstanding...................           44,110           4,747,508          (7,613)*                4,784,005

Net asset value per share..................             8.32               10.05                                      10.05

Class X

                                                                                                     Growth and Income
                                            Large-Cap Value    Growth and                            Fund Projected after
                                            Fund               Income Fund                           Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets.................................           78,970          24,988,764                                 25,067,734

Total shares outstanding...................            9,511           2,488,805          (1,645)*                2,496,671

Net asset value per share..................             8.30               10.04                                      10.04

*Reflects the change in shares of DeAM Large-Cap Value upon conversion to Alliance Growth and Income.

VOTING INFORMATION

         Shareholders  of record of the  Large-Cap  Value Fund on the  Record  Date will be  entitled  to vote at the  Meeting.  On the
Record Date, there were __________ shares of the Large-Cap Value Fund issued and outstanding.

         The  presence  in person or by proxy of the  holders  of a  majority  of the  outstanding  shares of the Fund is  required  to constitute  a quorum at the  Meeting.  Shares  beneficially  held by  shareholders  present  in person or  represented  by proxy at the
Meeting will be counted for the purpose of  calculating  the votes cast on the issues before the Meeting.  If a quorum is present,  the affirmative  vote of the holders of a majority of the total number of shares of capital stock of the Large-Cap  Value Fund  outstanding and  entitled  to vote is  necessary  to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional vote for each fractional share of the Large-Cap Value Fund held at the close of business on the Record Date.

         Shares held by  shareholders  present in person or  represented  by proxy at the Meeting will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues  before the Meeting.  An  abstention  by a shareholder,  either by proxy or by vote in person at a  Meeting,  has the same  effect as a negative  vote.  Under  existing  New York
Stock Exchange rules,  it is not expected that brokers will be permitted to vote Fund shares in their  discretion.  In addition,  there is only one proposal being presented for a shareholder vote.  As a result, the Fund does not anticipate any broker non-votes.

..........Shareholders  having more than one account in the Fund  generally  will receive a single proxy  statement and a separate proxy card for each account.  It is important to mark, sign, date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments of the Meeting to permit further  solicitation of proxies.  Any such  adjournment  will require the affirmative vote of a majority of those shares  represented  at the Meeting in person or by proxy.  The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not ordinarily  hold annual  shareholders'  meetings.  The Board of Directors may call special meetings of the  shareholders  for action by shareholder  vote as required by the Investment  Company Act or the Company's
Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders  of the Company  certain  proposals  for  shareholder  action  which he or she intends to  introduce  at such special meetings;  provided,  among other things,  that such  proposal is received by the Company a reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The  Directors do not expect any other business to be brought before the Meeting.  If, however,  any other matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed  proxy will vote in accordance  with their  judgment.  A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written  notice of such  revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting  instructions  will be solicited  principally  by mailing  this  Prospectus/Proxy  Statement  and its  enclosures,  but instructions  also may be solicited by  telephone,  facsimile,  through  electronic  means such as e-mail,  or in person by officers or representatives of the Company.  In addition,  the Company has engaged Georgeson  Shareholder  Communications,  Inc.  ("Georgeson"),  a
professional  proxy  solicitation  firm, to assist in the solicitation of proxies.  As the Meeting date  approaches,  you may receive a phone call from a representative  of Georgeson if the Company has not yet received your vote.  Georgeson may ask you for authority,  by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Large-Cap  Value Fund and the Growth and Income Fund are separate series of the Company,  which is an open-end  management investment  company  registered  with the SEC under the  Investment  Company  Act.  Each Fund is, in effect,  a separate  mutual  fund.
Detailed  information  about the  Company  and each Fund is  contained  in the  Prospectus  for the Funds  which is  enclosed  with and considered  a part of this  Prospectus/Proxy  Statement.  Additional  information  about the  Company  and each Fund is included in the
Company's  SAI,  dated  March  1,  2003,  which  has  been  filed  with  the SEC and is  incorporated  into  the SAI  relating  to this
Prospectus/Proxy Statement.

         A copy  of the  Company's  Annual  Report  to  Shareholders  for  the  fiscal  year  ended  October  31,  2002 is part of this
Prospectus/Proxy  Statement.  You may request a free copy of the  Company's  Annual  Report to  Shareholders  for the fiscal year ended
October 31, 2002 by calling 1-800-752-6342 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other information with the SEC in accordance with the informational  requirements of the  Securities  Exchange Act of 1934 and the  Investment  Company Act.  These  materials  can be inspected and copied at: the SEC's
Public  Reference Room at 450 Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC located in New York City at 233 Broadway,  New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington, DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder that  beneficially  owns more than 5% of any class of the
Large-Cap Value Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As defined by the Commission,  a security is beneficially  owned by a person if that person has or shares voting power or investment  power with respect to the security.

         As of the Record  Date,  the  officers  and  Directors  of the  Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                                EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of  Reorganization by American Skandia Advisor Funds,  Inc. on behalf of the ASAF  Alliance/Bernstein  Large-Cap
                  Value Fund and the ASAF Sanford Bernstein Growth and Income 500 Fund

   B              Prospectus for the ASAF Alliance/Bernstein  Large-Cap Value Fund and the ASAF Sanford Bernstein Growth and Income 500
                  Fund of American Skandia Advisor Funds, Inc. dated March 1, 2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2003 (enclosed)

                                                               Exhibit A

                                                        Plan of Reorganization

                                                        PLAN OF REORGANIZATION

         THIS PLAN OF  REORGANIZATION  (the "Plan") is made as of this ____th day of _____,  2003, by American  Skandia  Advisor Funds,
Inc. (the  "Company"),  a business trust  organized under the laws of the State of Maryland with its principal place of business at One
Corporate  Drive,  Shelton,  Connecticut  06484, on behalf of the ASAF Alliance  Growth and Income Fund (the "Acquiring  Fund") and the
ASAF DeAM Large-Cap Value Fund (the "Acquired Fund"),  both series of the Company.  Together,  the Acquiring Fund and Acquired Fund are
referred to as the "Funds."

         The  reorganization  (hereinafter  referred to as the  "Reorganization")  will consist of (i) the acquisition by the Acquiring
Fund, of  substantially  all of the property,  assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the  liabilities of the Acquired Fund in exchange  solely for full and fractional  shares of beneficial  interest,  par value $0.001 each, of the Acquiring Fund  ("Acquiring  Fund Shares");  (ii) the  distribution  of Acquiring Fund Shares to the  shareholders  of the
Acquired Fund according to their  respective  interests in complete  liquidation of the Acquired Fund; and (iii) the dissolution of the
Acquired  Fund as soon as  practicable  after the closing (as defined in Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the
Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and conditions of this Plan,  the Company on behalf of the Acquired Fund shall convey,  transfer and deliver to the  Acquiring  Fund at the Closing  all of the  Acquired  Fund's  then  existing  assets,  free and clear of all liens, encumbrances,  and claims  whatsoever  (other  than  shareholders'  rights of  redemption),  except for cash,  bank  deposits,  or cash equivalent  securities in an estimated  amount  necessary to (i) pay the costs and expenses in carrying out this Plan  (including,  but not limited to, fees of counsel and  accountants,  and  expenses of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge  its  unpaid  liabilities  on its books at the  closing  date (as  defined in section 3,  hereinafter  the  "Closing  Date"), including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other  appropriate  liabilities  reserves shall be established on the Acquired  Fund's  books  (hereinafter  "Net  Assets").  The Acquired  Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring  Fund shall at the Closing deliver to the Acquired  Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund  ("Acquired  Fund Shares") on the Closing Date by the net asset value per share of the Acquiring Fund Shares,  and multiplying  the result  thereof by the number of outstanding  Acquired Fund Shares as of the close of regular  trading on the New York
Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in
Section 2 hereof.

         (c)      Immediately  following the Closing,  the Acquired Fund shall  distribute pro rata to its shareholders of record as of the close of business on the Closing  Date,  the  Acquiring  Fund Shares  received by the Acquired  Fund pursuant to this Section 1 and then shall terminate and dissolve.  Such  liquidation and  distribution  shall be accomplished by the  establishment of accounts on the share records of the Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund  shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring  Fund Shares shall be carried to the third decimal  place.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the Acquired  Fund's Net Assets to be transferred  to the Acquiring Fund hereunder  shall be computed as of the close of regular  trading on the NYSE on the Closing Date (the  "Valuation  Time") using the valuation  procedures  set forth in
Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

         (c)      The net  asset  value of a share of the  Acquired  Fund  shall be  determined  to the third  decimal  point as of the
Valuation Time using the valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.

         The consummation of the  transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the
Closing (the "Closing  Date") shall be December 31, 2003, or such earlier or later date as  determined by the Company's  officers.  The
Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing Date.  The Company on behalf of the Acquired  Fund shall have  provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  NY 11245.
Also,  the Company on behalf of the Acquired  Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the  Acquired  Fund  Shares  and the  number of full and  fractional  shares  owned by each such  shareholder,  all as of the
Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring  Fund shall issue and deliver a  confirmation  evidencing  the Acquiring Fund Shares to be  credited  to the  Acquired  Fund's  account  on the  Closing  Date to the  Secretary  of the  Company,  or shall  provide  evidence satisfactory  to the Acquired  Fund that the  Acquiring  Fund Shares have been  registered  in an account on the books of the Acquiring
Fund in such manner as the Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired  Fund is a series of the Company,  a  corporation  organized  under the laws of the State of Maryland and validly existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end,  management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of  beneficial  interest's acquired Fund shares,  par value $0.001 each, each outstanding share of which is fully paid,  non-assessable,  freely  transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The Company has the  necessary  power and authority to conduct the Acquired  Fund's  business as such business is now being conducted.

         (e)      The Company on behalf of the  Acquired  Fund is not a party to or  obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (f)      The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

         (g)      The  Acquired  Fund has elected to be treated as a  regulated  investment  company (a "RIC") for  federal  income tax purposes  under Part I of  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended  (the  "Code") and the  Acquired  Fund has qualified  as a RIC for each  taxable  year since its  inception,  and will qualify as of the Closing  Date.  The  consummation  of the transactions  contemplated  by this Plan will not cause the Acquired  Fund to fail to satisfy the  requirements  of subchapter M of the
Code.

         (h)      The Acquired Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign Status of Beneficial  Owner
for United  States  Withholding  (or other  appropriate  series of Form W-8,  as the case may be), or Form W-9,  Request  for  Taxpayer
Identification  Number and  Certification,  for each Acquired Fund shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such  shareholder,  and/or (ii) has otherwise timely  instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized  under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the 1940 Act as an open-end,  management  investment  company  and all of the  Acquiring  Fund  Shares  sold  have  been  sold  pursuant  to an  effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the  Acquiring  Fund is  authorized  to issue an  unlimited  number of shares of  beneficial interest's  Acquiring  Fund shares,  par value $0.001  each,  each  outstanding  share of which is freely paid,  non-assessable,  fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be eligible  for  offering to the public in those  states of the United
States and  jurisdictions in which the shares of the Acquired Fund are presently  eligible for offering to the public,  and there are a sufficient  number of Acquiring  Fund Shares  registered  under the 1933 Act to permit the  transfers  contemplated  by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's Annual Report to Shareholders for the fiscal year ended October
31, 2002,  audited by  PricewaterhouseCoopers  LLP, and the  financial  statements  appearing in the  Company's  Semi-Annual  Report to
Shareholders for the period ended April 30, 2003,  fairly present the financial  position of the Acquired Fund as of such dates and the results of its  operations  for the periods  indicated  in  conformity  with  generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The Company has the necessary  power and authority to conduct the Acquiring  Fund's  business as such business is now being conducted.

         (f)      The Company on behalf of the  Acquiring  Fund is not a party to or obligated  under any  provision  of the  Company's
Amended and Restated  Charter or By-laws,  or any contract or any other  commitment or  obligation,  and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

         (g)      The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the
Internal  Revenue Code of 1986, as amended (the "Code") and the  Acquiring  Fund has qualified as a RIC for each taxable year since its inception,  and will qualify as of the Closing Date. The consummation of the transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The statement of assets and  liabilities  to be created by the Company for each of the Funds as of the Valuation Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this Plan will  accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and  outstanding  shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities  referred to in "(a)" above, free and clear of all liens or encumbrances of any nature  whatsoever, except such  imperfections  of title or encumbrances as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c)      Except as may be disclosed  in the  Company's  current  effective  prospectus,  there is no material  suit,  judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with  respect to any taxes  payable by either of the
Funds.

         (e)      The  execution,  delivery,  and  performance  of this Plan have been duly  authorized by all necessary  action of the
Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

         (f)      The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority  to conduct the business of the Funds,  as such  business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company intends to operate each Fund's  respective  business as presently  conducted  between the date hereof and the Closing.

         (b)      The Company  intends  that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The Company on behalf of the Acquired  Fund  intends,  if this Plan is  consummated,  to  liquidate  and dissolve the
Acquired Fund.

         (d)      The Company  intends that, by the Closing,  each of the Fund's Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said returns  shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the  Acquired  Fund  intends to have  available a copy of the  shareholder ledger  accounts,  certified by the  Company's  transfer  agent or its President or a  Vice-President  to the best of its or his or her knowledge  and  belief,  for all the  shareholders  of record  of  Acquired  Fund  Shares  as of the  Valuation  Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired  Fund entitled to vote at the meeting of its  shareholders  at which  action on this Plan is to be  considered,  in  sufficient  time to comply with  requirements  as to notice thereof,  a Combined Proxy  Statement and Prospectus that complies in all material  respects with the applicable  provisions of Section
14(a) of the  Securities  Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules  and  regulations, respectively, thereunder.

         (g)      The Company intends to file with the U.S.  Securities and Exchange  Commission a registration  statement on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable  hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes  effective  as promptly  as  practicable.  At the time the  Registration
Statement  becomes  effective,  it will: (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules and regulations  promulgated  thereunder;  and (ii) not contain any untrue statement of material fact or omit to state a material fact  required  to be stated  therein  or  necessary  to make the  statements  therein  not  misleading.  At the time the  Registration
Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional  information  included in the  Registration  Statement will not contain any untrue  statement of a material fact or omit to state a material fact  necessary to make the statements  therein,  in the light of the  circumstances  under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with  respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the  following conditions:

         (a)      That: (i) all the  representations  and warranties  contained  herein  concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date;  (ii)  performance  of all  obligations  required by this
Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan shall have been adopted and approved by the  appropriate  action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and  Exchange  Commission  shall not have issued an  unfavorable  management  report under
Section  25(b) of the 1940 Act or instituted or threatened  to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That the Plan contemplated  hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been  declared  for each Fund,  prior to the  Closing  Date that, together with all previous  distributions,  shall have the effect of  distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the  Valuation  Time and (ii) any  undistributed  ordinary  income  and  capital  gain net income  from any prior  period.  Capital  gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory to it from  Messrs.  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the Company,  to the effect that,  subject in all respects to the effects of  bankruptcy,  insolvency,  reorganization,  moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund Shares to be issued  pursuant  to the terms of this Plan have been duly  authorized and, when issued and delivered as provided in this Plan,  will have been validly  issued and fully paid and will be  non-assessable  by the Company, on behalf of the Acquiring Fund;

                           (2)      All actions  required  to be taken by the Company  and/or  Funds to  authorize  and effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the execution,  delivery nor performance of this Plan by the Company violates any provision of the  Company's  Amended and Restated  Charter or By-laws,  or the  provisions  of any  agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which the  Funds are  otherwise  bound;  this  Plan is the  legal,  valid and  binding obligation of the Company and each Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's registration  statement, of which the prospectus dated March 1, 2003 relating to each
Fund (the  "Prospectus")  is a part,  is, at the time of the  signing  of this Plan,  effective  under the 1933 Act,  and,  to the best knowledge of such  counsel,  no stop order  suspending  the  effectiveness  of such  registration  statement  has been  issued,  and no proceedings  for such purpose have been instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such  Prospectus  (except for the financial  statements and other  financial  and  statistical  data  included  therein,  as to which  counsel need not express an opinion),  contained  any untrue statement of a material  fact or omitted to state a material  fact  required to be stated  therein or necessary to make the  statements therein not misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the Prospectus,  or of any contract or document of a character required to be described in the Prospectus that is not described as required.

         In giving the opinions set forth above,  counsel may state that it is relying on  certificates  of the officers of the Company with regard to matters of fact, and certain  certifications and written  statements of governmental  officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired
Fund's  shareholders in accordance with this Plan shall have become  effective,  and no stop order suspending the  effectiveness of the
Registration  Statement or any amendment or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the Acquiring Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring Fund with each state  commission  or agency  with which such  eligibility  is  required in order to permit the  Acquiring  Fund Shares  lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That, at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net Assets of the Acquired Fund comprising  at least 90% in fair  market  value of the total net  assets and 70% of the fair  market  value of the total  gross  assets recorded on the books of Acquired Fund on the Closing Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection  with the transactions provided for herein.

         (b)      The  expenses of entering  into and carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in proportion to the Acquiring Fund's and Acquired Fund's net assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained in this Plan to the contrary  notwithstanding,  this Plan may be terminated  and abandoned at any time (whether  before or after  approval  thereof by the  shareholders  of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by  resolution of the Board of Directors,  if  circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan  have not been  consummated  by [March  1,  2004],  the Plan  shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

         (c)      In the event of termination of this Plan pursuant to the  provisions  hereof,  the same shall become void and have no further  effect with respect to the Acquiring  Fund or Acquired  Fund,  and neither the Company,  the  Acquiring  Fund nor the Acquired
Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time prior to the Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits  intended  under this Plan to its  shareholders,  on behalf of whom such action is taken.

         (e)      The  respective  representations  and  warranties  contained  in  Sections  4 to 6 hereof  shall  expire  with and be terminated by the Plan of Reorganization,  and neither the Company nor any of its officers,  directors,  agents or shareholders nor the
Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.
This provision shall not protect any officer,  director,  agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer,  director,  agent or  shareholder so acts or to any of the Company's  shareholders  to which that officer,  director, agent or shareholder would otherwise be subject by reason of willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable,  such terms and conditions  shall be binding as if a part of this Plan without further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such terms and  conditions  shall  result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the  Acquired  Fund in which  event,  unless such terms and  conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this Plan shall have been approved,  this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special  meeting of  shareholders  at which such  conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This Plan  embodies  the  entire  plan of the  Company  on behalf  of the Funds and there are no  agreements,  understandings, restrictions,  or  warranties  between the parties  other than those set forth herein or herein  provided for. This Plan may be amended only by the  Company on behalf of a Fund in  writing.  Neither  this Plan nor any  interest  herein may be  assigned  without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed,  first class postage prepaid,  addressed to the Company at One Corporate  Drive,  P.O. Box 883,
Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

         IN WITNESS  WHEREOF,  American  Skandia Advisor Funds,  Inc., on behalf ASAF Alliance Growth and Income Fund and the ASAF DeAM
Large-Cap Value Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF Alliance Growth and Income Fund

                                                   ASAF DeAM Large-Cap Value Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

2

                                                               EXHIBIT B

                                                    Prospectus dated MARCH 1, 2003

         The Prospectus for the ASAF  Alliance/Bernstein  Large-Cap Value Fund and the ASAF Sanford Bernstein Growth and Income Fund of
American  Skandia  Advisor  Funds,  Inc.  dated March 1, 2003, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.  The above-referenced prospectus follows in the proxy solicitation mailing.

                                                               EXHIBIT C

                                                 ANNUAL REPORT dated OCOTBER 31, 2002

         The ASAF Annual  Report to  Shareholders  dated  October 31,  2002,  is part of this  Prospectus/Proxy  Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced  annual report follows in the proxy  solicitation mailing.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR  FUNDS,  INC.  (THE  "COMPANY")  FOR USE AT THE SPECIAL
MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY  STREET,  GATEWAY  CENTER  THREE,  14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER 21, 2003 AT 11:00 A.M.
EASTERN TIME.

The undersigned hereby appoints  ___________________,  __________, and _________ and each of them, with full power of substitution,  as proxies of the  undersigned  to vote at the above stated  Special  Meeting,  and all  adjournments  thereof,  all shares of  beneficial interest of the Fund named above held of record by the  undersigned  on the record date for the Meeting,  upon the matters set forth on the reverse side of this card, and upon any other matter which may properly come before the Meeting, at their discretion.

Every properly signed proxy will be voted in the manner  specified hereon and, in the absence of  specification,  will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint  owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the  contract  owner is a trust,  custodial account or other entity,  the name of the trust or the custodial  account should entered and the trustee,  custodian, etc. should sign in his or her own name,  indicating  that he or she is "Trustee,"  "Custodian," or other  applicable  designation.  If the contract owner is a partnership,  the partnership should be entered and the partner should sign in his or her own name,  indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF  REORGANIZATION  OF THE company ON BEHALF OF THE ASAF  ________________  Fund  ("_________") AND THE ASAF
           ______________  Fund  ("________________")  OF THE company,  THAT PROVIDES FOR THE ACQUISITION OF  SUBSTANTIALLY  ALL OF THE
           ASSETS OF the _________ fund IN EXCHANGE FOR SHARES OF _________ fund, THE  DISTRIBUTION OF SUCH SHARES TO THE  SHAREHOLDERS
           OF the __________ fund, AND THE LIQUIDATION AND DISSOLUTION OF _____________ fund.

                                                  STATEMENT OF ADDITIONAL INFORMATION
                                                                  FOR
                                                 AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                      Dated September _____, 2003

                                                     Acquisition of the Assets of
                                                  the ASAF DeAM Large-Cap Value Fund,
                                           a series of American Skandia Advisor Funds, Inc.

                                                 By and in exchange for shares of the
                                               the ASAF Alliance Growth and Income Fund,
                                         also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of  substantially  all of the assets of the ASAF DeAM Large-Cap Value Fund for shares of the ASAF Alliance Growth and Income Fund.

         This SAI consists of this Cover Page and the  following  documents.  Each of these  documents is enclosed  with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in conjunction  with the  Prospectus/Proxy  Statement  dated September
__,  2003,  relating  to the  above-referenced  transaction.  You can  request  a copy of the  Prospectus/Proxy  Statement  by  calling
1-800-752-6342 or by writing to the American Skandia Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

2

                                                   Attachments to SAI (page 1 of 2)

         The American  Skandia  Advisor Funds,  Inc.  Statement of Additional  Information  dated March 1, 2003 is part of this SAI and will be  provided  to all  shareholders  requesting  this  SAI.  For  purposes  of  this  EDGAR  filing,  the  above-referenced  SAI is incorporated herein by reference to the Company's SAI filed under Rule 497(j) on May 16, 2003.

                                                        Attachments to SAI (page 2 of 2)

         The  following  are projected  (pro forma)  financial  statements  that were  prepared to indicate the  anticipated  financial information for the combined fund following the completion of the  reorganization.  They consist of a Pro Forma Combining  Statement of
Assets and Liabilities;  a Pro Forma Combining Statement of Operations;  notes relating to the combining Statements; and a Combined Pro
Forma Schedule of Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF DEAM LARGE-CAP VALUE/ASAF ALLIANCE GROWTH AND INCOME
APRIL 30, 2003 (UNAUDITED)

COMMON STOCK                                                                                          ASAF DEAM       ASAF ALLIANCE       ASAF ALLIANCE          ASAF DEAM            ASAF ALLIANCE           ASAF ALLIANCE
                                                                                                   LARGE-CAP VALUE   GROWTH  & INCOME     GROWTH  & INCOME      LARGE-CAP VALUE        GROWTH  & INCOME         GROWTH  & INCOME
                                                                                                       SHARES            SHARES        PRO FORMA COMBINED        VALUE ($)              VALUE ($)          PRO FORMA COMBINED

Aerospace                                  Goodrich Corp.                                                        -            100,000               100,000                   -                 1,407,000             1,407,000
                                           United Technologies Corp.                                             -             60,000                60,000                   -                 3,708,600             3,708,600

Beverages                                  Anheuser-Busch Companies, Inc.                                        -             80,000                80,000                   -                 3,990,400             3,990,400

Building Materials                         American Standard Companies, Inc.                                     -             25,000                25,000                   -                 1,779,750             1,779,750

Business Services                          First Data Corp.                                                      -            115,000               115,000                   -                 4,511,450             4,511,450

Cable Television                           Comcast Corp. Cl-A                                                    -            200,000               200,000                   -                 6,382,000             6,382,000
                                           Comcast Corp. Special Cl-A                                            -             55,000                55,000                   -                 1,653,300             1,653,300
                                           Cox Communications, Inc. Cl-A                                         -             50,000                50,000                   -                 1,655,000             1,655,000

Chemicals                                  DuPont, (E.I.) de Nemours  & Co.                                       -             45,000                45,000                   -                 1,913,850             1,913,850
                                           Lyondell Chemical Co.                                                 -            115,000               115,000                   -                 1,673,250             1,673,250

Computer Hardware                          Hewlett-Packard Co.                                                   -            100,000               100,000                   -                 1,630,000             1,630,000

Computer Services  & Software               Affiliated Computer Services, Inc. Cl-A                               -              6,400                 6,400                   -                   305,280               305,280
                                           Veritas Software Corp.                                                -            200,000               200,000                   -                 4,402,000             4,402,000

Conglomerates                              Altria Group, Inc.                                                    -            110,000               110,000                   -                 3,383,600             3,383,600
                                           Johnson Controls, Inc.                                                -             22,500                22,500                   -                 1,850,400             1,850,400

Consumer Products  & Services               Avon Products, Inc.                                                   -             50,000                50,000                   -                 2,908,500             2,908,500
                                           Loews Corp. - Carolina Group                                          -             81,300                81,300                   -                 1,494,294             1,494,294

Electronic Components  & Equipment          Sanmina-SCI Corp.                                                     -            300,000               300,000                   -                 1,440,000             1,440,000
                                           Solectron Corp.                                                       -            118,100               118,100                   -                   376,739               376,739

Entertainment  & Leisure                    AOL Time Warner, Inc.                                                 -            125,000               125,000                   -                 1,710,000             1,710,000
                                           Carnival Corp.                                                        -             70,000                70,000                   -                 1,931,300             1,931,300
                                           Harley-Davidson, Inc.                                                 -             45,000                45,000                   -                 1,999,800             1,999,800
                                           Viacom, Inc. Cl-B                                                     -            125,000               125,000                   -                 5,426,250             5,426,250

Financial - Bank  & Trust                   Bank of America Corp.                                                 -             60,000                60,000                   -                 4,443,000             4,443,000
                                           Bank One Corp.                                                        -            235,000               235,000                   -                 8,471,750             8,471,750

Financial Services                         Citigroup, Inc.                                                       -            250,000               250,000                   -                 9,812,500             9,812,500
                                           Fannie Mae                                                            -             85,000                85,000                   -                 6,153,150             6,153,150
                                           Freddie Mac                                                           -             22,500                22,500                   -                 1,302,750             1,302,750
                                           J.P. Morgan Chase  & Co.                                               -            325,000               325,000                   -                 9,538,750             9,538,750
                                           MBNA Corp.                                                            -            215,000               215,000                   -                 4,063,500             4,063,500
                                           Merrill Lynch  & Co., Inc.                                             -            100,000               100,000                   -                 4,105,000             4,105,000
                                           Morgan Stanley Dean Witter  & Co.                                      -            100,000               100,000                   -                 4,475,000             4,475,000

Food                                       Kroger Co.                                                            -             51,000                51,000                   -                   729,300               729,300

Healthcare Services                        Cardinal Health, Inc.                                                 -             25,000                25,000                   -                 1,382,000             1,382,000
                                           HCA, Inc.                                                             -            155,000               155,000                   -                 4,975,500             4,975,500
                                           Tenet Healthcare Corp.                                                -             90,000                90,000                   -                 1,335,600             1,335,600
                                           WellPoint Health Networks, Inc.                                       -             52,200                52,200                   -                 3,964,068             3,964,068

Insurance                                  ACE Ltd.                                                              -            150,000               150,000                   -                 4,962,000             4,962,000
                                           American International Group, Inc.                                    -            160,000               160,000                   -                 9,272,000             9,272,000
                                           MetLife, Inc.                                                         -             75,000                75,000                   -                 2,154,750             2,154,750
                                           PMI Group, Inc.                                                       -             70,000                70,000                   -                 2,157,400             2,157,400

Internet Services                          Juniper Networks, Inc.                                                -            600,000               600,000                   -                 6,132,000             6,132,000

Medical Supplies  & Equipment               Applera Corp. - Applied Biosytems Group                               -            100,000               100,000                   -                 1,753,000             1,753,000

Metals  & Mining                            Alcoa, Inc.                                                           -             35,000                35,000                   -                   802,550               802,550

Oil  & Gas                                  BP PLC [ADR]                                                          -             93,500                93,500                   -                 3,603,490             3,603,490
                                           ChevronTexaco Corp.                                                   -             52,500                52,500                   -                 3,297,525             3,297,525
                                           ConocoPhillips                                                        -            140,000               140,000                   -                 7,042,000             7,042,000
                                           Exxon Mobil Corp.                                                     -            100,000               100,000                   -                 3,520,000             3,520,000
                                           Kerr-McGee Corp.                                                      -            100,000               100,000                   -                 4,211,000             4,211,000
                                           Occidental Petroleum Corp.                                            -             60,000                60,000                   -                 1,791,000             1,791,000

Pharmaceuticals                            Pfizer, Inc.                                                          -            250,000               250,000                   -                 7,687,500             7,687,500
                                           Schering-Plough Corp.                                                 -             90,000                90,000                   -                 1,629,000             1,629,000
                                           Wyeth                                                                 -            170,000               170,000                   -                 7,400,100             7,400,100

Railroads                                  Burlington Northern Santa Fe Corp.                                    -             85,000                85,000                   -                 2,393,600             2,393,600
                                           Union Pacific Corp.                                                   -            125,000               125,000                   -                 7,440,000             7,440,000

Retail  & Merchandising                     Home Depot, Inc.                                                      -             60,000                60,000                   -                 1,687,800             1,687,800

Semiconductors                             Altera Corp.                                                          -             96,000                96,000                   -                 1,517,760             1,517,760
                                           Intersil Corp. Cl-A                                                   -            125,000               125,000                   -                 2,312,500             2,312,500
                                           Marvell Technology Group Ltd.                                         -            150,000               150,000                   -                 3,461,850             3,461,850

Telecommunications                         Lucent Technologies, Inc.                                             -            500,000               500,000                   -                   900,000               900,000
                                           SBC Communications, Inc.                                              -            135,000               135,000                   -                 3,153,600             3,153,600
                                           Sprint Corp.                                                          -            175,000               175,000                   -                 2,014,250             2,014,250

Utilities                                  Constellation Energy Group, Inc.                                      -             60,000                60,000                   -                 1,756,800             1,756,800
                                           Edison International Co.                                              -            115,000               115,000                   -                 1,677,850             1,677,850
                                           Entergy Corp.                                                         -             30,000                30,000                   -                 1,398,300             1,398,300
                                           Exelon Corp.                                                          -             25,000                25,000                   -                 1,326,000             1,326,000
TOTAL COMMON STOCK
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------
   (COST $0, $213,940,373,  & $213,940,373 RESPECTIVELY)                                                          -          7,891,000             7,891,000                   -               220,740,256           220,740,256
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS
U.S. Treasury Obligations
                                           U.S. Treasury Bills                 1.13%    7/24/2003               85                  -                    85              84,773                         -                84,773
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------
   (COST $84,775, $0, $84,775 RESPECTIVELY)

Registered Investment Companies

                                           Temporary Investment Cash Fund                                        -            176,226               176,226                   -                   176,226               176,226
                                           Temporary Investment Fund                                             -            176,225               176,225                   -                   176,225               176,225
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------
   (COST $0, $352,451,  & $352,451 RESPECTIVELY)                                                                  -            352,451               352,451                   -                   352,451               352,451
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (COST $84,775, $352,451,  & $437,226 RESPECTIVELY)                                                            85            352,451               352,536              84,773                   352,451               437,224
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

Certificates of Deposits
                                           American Express Centurion          1.34%    1/27/2004                -              2,446                 2,446                   -                 2,445,660             2,445,660
                                           Bear Stearns Co., Inc.              1.37%    1/16/2004                -              3,896                 3,896                   -                 3,896,468             3,896,468
                                           Dresdner Bank                       1.78%    10/6/2003                -              2,040                 2,040                   -                 2,040,058             2,040,058
                                           Goldman Sachs Group, Inc.           1.30%     3/8/2004                -              1,699                 1,699                   -                 1,698,845             1,698,845
                                           Morgan Stanley Dean Witter Corp.    1.33%    11/7/2003                -              2,210                 2,210                   -                 2,210,477             2,210,477
                                           National City Bank                  1.59%   11/10/2003                -              1,297                 1,297                   -                 1,296,583             1,296,583
                                           Merrill Lynch  & Co., Inc.           1.48%     5/1/2003                -              5,936                 5,936                   -                 5,935,799             5,935,799
                                           KBC Bank                            1.26%     5/1/2003                -              1,511                 1,511                   -                 1,510,726             1,510,726
                                           Bear Stearns Co., Inc.              1.43%    1/15/2004                -              2,247                 2,247                   -                 2,246,638             2,246,638
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 -             23,282                23,282                   -                23,281,254            23,281,254
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

Commercial Paper                           Enterprise Funding Corp.            1.27%    5/15/2003                -              2,325                 2,325                   -                 2,324,547             2,324,547
                                           Lexington Parker Capital Corp.      1.27%    5/22/2003                -                  6                     6                   -                     5,831                 5,831
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 -              2,331                 2,331                   -                 2,330,378             2,330,378
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                           Institutional Money Market Trust                                      -              8,739                 8,739                   -                 8,738,731             8,738,731
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned
(COST $0, $34,350,363,  & $34,350,363 RESPECTIVELY)                                                               -             34,352                34,352                   -                34,350,363            34,350,363
                                                                                                  ------------------------------------------------------------------------------------------------------------------------------

Total Investments
   (COST $84,775, $248,643,187,  & 248,727,962 RESPECTIVELY)                                                                                                              84,773               255,443,070           255,527,843

Liabilities in Excess of Other Assets                                                                                                                                 1,157,564               (33,704,753)          (32,547,189)

                                                                                                                                                            --------------------------------------------------------------------
Net Assets                                                                                                                                                          $ 1,242,337             $ 221,738,317         $ 222,980,654
                                                                                                                                                            ====================================================================

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

--------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                               Pro Forma
                                                                                                            ASAF Alliance                      Combined ASAF
                                                                                   ASAF DeAM                 Growth and                        Alliance
                                                                                  Large-Cap Value              Income        Adjustment        Growth + Income
                                                                                  ------------------------------------------------------        --------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value(B)$      84,773              $ 255,443,07$                   $ 255,527,843
    Cash                                                                               1,130,743                        -                        1,130,743
    Receivable for:
        Securities sold                                                                        -                1,168,883                        1,168,883
        Dividends and interest                                                               404                  161,324                          161,728
        Future Variation Margin                                                                -                        -                                -
        Fund shares sold                                                                  10,391                   65,055                           75,446
    Unrealized appreciation on foreign curreny exchange contracts                              -                        -                                -
    Receivable from Investment Manager                                                    13,521                        -                           13,521
    Prepaid Expenses                                                                      22,670                   27,663                           50,333
                                                                                  --------------               ----------  ------------        -----------
        Total Assets                                                                   1,262,502                256,865,995           -         258,128,497
                                                                                  ---------------               ----------  ------------        -----------

Liabilities
    Cash overdraft                                                                             -                        -                                -
    Payable to Investment Manager                                                              -                   76,766                           76,766
    Payable upon return of securities lent                                                     -                34,350,363                      34,350,363
    Payable for:
        Securities purchased                                                                   -                  304,311                          304,311
        Fund shares redeemed                                                                   -                        -                                -
        Futures Variation Margin                                                               -                  156,510                          156,510
        Distribution Fees                                                                    852                        -                              852
    Accrued expenses and other liabilities                                                19,313                  239,728                          259,041
                                                                                   --------------               ----------  ------------        -----------
        Total Liabilities                                                                 20,165                35,127,678            -         35,147,843
                                                                                  ---------------               ----------  ------------        -----------
Net Assets                                                                      $      1,242,337             $ 221,738,317            -       $ 222,980,654
                                                                                  ===============               ==========  ============        ===========

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                             $            149              $    21,593 $                   $     21,742
Additional paid-in capital                                                             1,302,413                294,915,737                     296,218,150
Undistributed net investment income (loss)                                                (7,677)                 (60,734)                         (68,411)
Accumulated net realized gain (loss) on investments                                     (144,695)               (79,938,162)                    (80,082,857)
Accumulated net unrealized appreciation (depreciation) on investments                     92,147                6,799,883                        6,892,030
                                                                                  ---------------               ----------  ------------        -----------
Net Assets                                                                      $      1,242,337              $ 221,738,317           -       $ 222,980,654
                                                                                  ===============               ==========  ============        ===========
(A) Investments at cost                                                         $         84,775              $ 248,643,187           -       $ 248,727,962
                                                                                  ===============               ==========  ============        ===========
(B) Securities Loaned at Value                                                  $              0              $ 32,889,208            -         32,889,208
                                                                                  ===============               ==========  ============        ===========

                                                                                                                                               Proforma                                              Pro Forma
                                                                                                            ASAF Alliance                      Combined ASAF
                                                                                   ASAF DeAM                 Growth and                        Alliance
                                                                                  Large-Cap Value              Income        Adjustment        Growth + Income
                                                                                  ------------------------------------------------------        --------------
                                          NET ASSET VALUE:
                                              Class A:  Net Assets                       201,860                47,500,447                      47,702,307
                                                     Shares Outstanding                   24,205                4,637,560        (4,492)      *  4,657,273
                                                     Net Asset Value
                                                     Per Share                              8.34                    10.24                            10.24

                                              Class B:  Net Assets                       594,711                101,549,415                     102,144,126
                                                     Shares Outstanding                   71,514                10,098,525      (12,398)      * 10,157,641
                                                     Net Asset Value
                                                     Per Share                              8.32                    10.06                            10.06

                                              Class C:  Net Assets                       366,796                47,699,691                      48,066,487
                                                     Shares Outstanding                   44,110                4,747,508        (7,613)      *  4,784,005
                                                     Net Asset Value
                                                     Per Share                              8.32                    10.05                            10.05

                                              Class X:  Net Assets                        78,970                24,988,764                      25,067,734
                                                     Shares Outstanding                    9,511                2,488,805        (1,645)      *  2,496,671
                                                     Net Asset Value
                                                     Per Share                              8.30                    10.04                            10.04

*Reflects the change in shares of DeAM Large-Cap Value upon conversion to
Alliance Growth and Income.

--------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

---------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Proforma                                              Pro Forma
                                                                                        ASAF Alliance                      Combined ASAF
                                                               ASAF DeAM                 Growth and                        Alliance
                                                               Large-Cap Value              Income        Adjustment        Growth + Income

                                                               --------------------------------------------------------     -----------
Investment Income
            Interest                                         $        6,085            $   (138,591)                      $   (132,506)
            Dividends                                                     -               5,083,650                          5,083,650
            Security Lending                                              -                  45,792                             45,792
            Foreign taxes withheld                                        -                 (25,794)                           (25,794)
                                                               -------------             -----------                        -----------
                                                                                                      -----------------
                    Total Investment Income                           6,085               4,965,057                  -       4,971,142
                                                               -------------             -----------  -----------------     -----------

Expenses
            Advisory fees                                             7,165               2,498,693                823 (a)   2,506,681
            Shareholder servicing fees                               88,133               1,060,337            (58,125)(b)   1,090,345
            Administration and accounting fees                       36,984                 169,995            (37,022)(c)     169,957
            Custodian fees                                            4,775                   8,062             (4,726)(d)       8,111
            Distribution Fees - Class A                                 700                 265,468                            266,168
            Distribution Fees - Class B                               3,424               1,151,145                          1,154,569
            Distribution Fees - Class C                               2,534                 540,873                            543,407
            Distribution Fees - Class X                                 604                 275,766                            276,370
            Legal Fees                                                   26                  10,020                             10,046
            Audit Fees                                                   78                  24,174                (12)(e)      24,240
            Directors Fees                                               54                  15,600                             15,654
            Registration Fees                                        57,566                  65,476            (52,961)(f)      70,081
            Printing and Postage Expenses                               696                 202,589                (35)(g)     203,250
            Pricing Fees                                              1,359                   3,759             (1,359)(h)       3,759
            Miscellaneous expenses                                      196                  13,774                             13,970
                                                               -------------             -----------  -----------------     -----------
                    Total Expenses                                  204,294               6,305,731           (153,417)      6,356,608
                    Less: Expense Reimbursements                   (187,878)             (1,198,953)           153,417 (i)  (1,233,414)
                                                               -------------             -----------  -----------------     -----------
                    Net Expenses                                     16,416               5,106,778                  -       5,123,194
                                                               -------------             -----------  -----------------     -----------

Net Investment Income (Loss)                                        (10,331)               (141,721)                 -        (152,052)
                                                               -------------             -----------  -----------------     -----------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                           (144,695)             (57,765,045)                       (57,909,740)
              Futures Contracts                                           -                       -                                  -
              Written Options Contracts                                   -                       -                                  -
              Swap Agreements                                             -                       -                                  -
               Foreign currency transactions                              -                       -                                  -
                                                                                         -----------
                                                               -------------                          -----------------     -----------
            Net Realized Gain (Loss)                               (144,695)             (57,765,045)                       (57,909,740)
                                                               -------------             -----------  -----------------     -----------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                                (3)                (88,747)                           (88,750)
               Futures Contracts                                     92,150                       -                             92,150
               Written Options Contracts                                  -                       -                                  -
               Swap Agreements                                            -                       -                                  -
               Translation of assets and liabilities denominated          -                       -                                  -
                 in foreign currencies                                    -                       -                                  -
                                                                                         -----------                        -----------
                                                               -------------                          -----------------
            Net change in unrealized appreciation (depreciation)     92,147                 (88,747)                             3,400
                                                               -------------             -----------  -----------------     -----------
                                                                                                      -----------------
            Net gain (loss) on investments                          (52,548)             (57,853,792)                       (57,906,340)
                                                               -------------             -----------  -----------------     -----------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                                $      (62,879)           $ (57,995,513)                -    $ (58,058,392)
                                                               =============             ===========  =================     ===========

---------------------------------------------------------------------------------------------------------------------------------------

(a) Reflects an increase in advisory fees from the higher advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF DeAM Large Cap Value Fund  and the
ASAF Alliance Growth and Income Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Alliance Growth and Income Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Alliance Growth and Income Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the

                                                    AMERICAN SKANDIA ADVISOR FUNDS
                                                  FILE NOS. 333__________ & 811-08085

                                                               FORM N-14

                                                                PART C

                                                           OTHER INFORMATION

ITEM 15. Indemnification

         Section 2-418 of the General  Corporation Law of the State of Maryland provides for  indemnification  of officers,  directors, employees and agents of a Maryland  corporation.  With respect to indemnification of the officers and directors of the Registrant,  and of other  employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the  Registrant and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation and Article V of
the Registrant's By-laws, both filed herewith.

         With respect to liability of the Investment  Manager to Registrant or to  shareholders of ASAF Alliance Growth and Income Fund under the Investment  Management  Agreements,  reference is made to Section 13 of each form of Investment  Management  Agreement  filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the  Investment  Manager,  any
affiliated  person  within the  meaning of Section  2(a)(3) of the  Investment  Company Act of 1940,  as amended  (the  "ICA"),  of the
Investment  Manager and each person,  if any, who controls the Investment  Manager within the meaning of Section 15 of the 1933 Act, as amended (the "1933 Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification of American Skandia Marketing,  Incorporated (the  "Distributor"),  its officers and  directors  and any person who controls  the  Distributor  within the meaning of Section 15 of the 1933 Act, and the  Distributor's
indemnification  of Registrant,  its officers and directors and any person who controls  Registrant,  if any, within the meaning of the
1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below,  except Exhibits 12(A) and
14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of Amendment of Registrant
                           dated November 11, 2002 previously  filed with  Post-Effective  Amendment No. 23 to  Registration  Statement
                           filed on Form N-1A on December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity  securities  of the
                  Registrant;

                  Not Applicable

         (4)      Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                  (A)        The  Plan  of  Reorganization   is  included  in  this   registration   statement  as  Exhibit  A  to  the
                             Prospectus/Proxy Statement.

         (5)      Copies of all  instruments  defining  the rights of holders  of the  securities  being  registered  including,  where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                  (A)        Articles of  Incorporation  and By-laws of the Registrant  filed with  Post-Effective  Amendment No. 23 to
                  Registration Statement filed on Form N-1A on December 26, 2002.

         (6)      Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of Prudential Investments LLC, and
     American Skandia Investment Services, Inc. for the ASAF Alliance Growth and Income Fund was previously filed with Post-Effective
     Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between  American  Skandia  Advisor  Funds,  Inc., and each of Prudential
                           Investments LLC, and American Skandia Investment  Services,  Inc. for the ASAF DeAM Large-Cap Value Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (C)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments  LLC and Alliance  Capital  Management,  L.P. for the ASAF  Alliance  Growth and Income Fund was
                           previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May
                           9, 2003.

                  (D)      Sub-Advisory   Agreement  between  American  Skandia  Investment   Services,   Incorporated  and  Prudential
                           Investments  LLC and Deutsche Asset  Management,  Inc. for the ASAF DeAM Large-Cap Value Fund was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

         (7)      Copies of each  underwriting  or  distribution  contract  between the  Registrant  and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

                  (A)      Form  of  Sales  Agreement  with  American  Skandia  Marketing,   Incorporated  was  previously  filed  with
                           Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension,  or other similar contracts or arrangements  wholly or partly for the benefit of  trustees  or  officers  of the  Registrant  in their  capacity  as such.  Furnish a  reasonably  detailed description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements and depository  contracts  under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)      Form of Custody  Agreement  between  Registrant  and PNC Bank was  previously  filed with  Post-Effective  Amendment  No. 2 to
                           Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with  Post-Effective  Amendment
                           No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust Company was  previously  filed with  Post-Effective
                           Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan Bank was previously  filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 16, 2001.

(E)      Form of Amendment to Custody Agreement between  Registrant and PFPC Trust Company filed with  Post-Effective  Amendment No. 10
                           Registration Statement filed on Form N-1A on March 2, 2000.

(F)      Form of Transfer  Agency and Service  Agreement  between  Registrant and American  Skandia Fund  Services,  Inc was previously filed with Post-Effective Amendment No. 17 to Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between  American  Skandia Fund Services,  Inc. and Boston Financial Data
                           Services,  Inc was previously filed with Post-Effective  Amendment No. 20 to Registration Statement filed on
                           Form N-1A on March 1, 2002.

         (10)     Copies of any plan entered into by Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements  with any person  relating to  implementation  of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
                  18f-3 under the 1940 Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan,  and a copy of the portion of the minutes of the meeting of the  Registrant's  trustees  describing  any action taken to revoke the plan;

                  (A)        Form of Distribution and Service Plan for Class A Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (B)        Form of Distribution and Service Plan for Class B Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (C)        Form of Distribution and Service Plan for Class C Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (D)        Form of Distribution and Service Plan for Class X Shares  previously filed with  Post-Effective  Amendment
                             No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective
                             Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the  securities  being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion and consent of counsel was previously  filed with  Post-Effective  Amendment No. 24 to  Registration
                           Statement filed on Form N-1A on February 28, 2003.

         (12)     An opinion,  and consent to their use,  of counsel or, in lieu of an opinion,  a copy of the revenue  ruling from the
                  Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting Tax Matters and  Consequences  to  Shareholders  is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;
(A)      Form of Administration  Agreement between  Registrant and PFPC Inc. was previously filed with  Post-Effective  Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)      Form of Administration  Agreement between Registrant and American Skandia Investment Services,  Incorporated  previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other  opinions,  appraisals,  or  rulings,  and  consents  to their use,  relied on in  preparing  the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed  copies of any power of  attorney  pursuant  to which the name of any person has been  signed to the registration statement; and

                  (A)       Powers of Attorney  previously filed with Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                                  AMERICAN SKANDIA ADVISOR FUNDS
                                                  REGISTRATION STATEMENT ON FORM N-14
                                                             EXHIBIT INDEX

                EXHIBIT NO.         DESCRIPTION

                  (12)(A)             Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                  (14)(A)             Consent of Auditors       to be filed subsequently

                                                            Exhibit (12)(A)

                    Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                                                          ____________, 2003